Intangible assets, net	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2019
Intangible assets, net
Intangible assets, net

8.Intangible assets, net

Intangible assets consisted of the following:

	As of March 31,
	2021	2020
Software	$5,867,028	$5,441,560
Courseware	31,835,306	25,998,130
Copyrights	10,850,212	4,064,869
	48,552,546	35,504,559
Less: accumulated amortization	(28,136,085)	(19,738,351)
Courseware development in progress	—	3,528,532
Intangible assets, net	$20,416,461	$19,294,740

Courseware development in progress represented the advance payment made to a third party as of March 31, 2020, which has completed as of March 31, 2021.

During the years ended March 31, 2021 and 2020, the Group had no impaired or pledged intangible assets.

Additions to intangible assets for the years ended March 31, 2021 and 2020 were $7,773,051 and $8,728,734, respectively. There were no disposals of intangible assets for the years ended March 31, 2021 and 2020.

Amortization expenses were $6,651,329 and $6,309,065 for the years ended March 31, 2021 and 2020, respectively. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of March 31, 2021:

2022	$7,462,511
2023	5,723,772
2024	3,227,672
2025	2,418,091
Thereafter	1,584,415
Total	$20,416,461

7.Intangible assets, net

Intangible assets consisted of the followings:

	As of March 31,
	2019	2018

Software	$1,567,387	$1,678,408
Courseware	27,355,662	29,293,324
Copyrights	3,118,735	1,431,275
	32,041,784	32,403,007
Less: accumulated amortization	(14,242,577)	(8,481,161)
Intangible assets, net	$17,799,207	$23,921,846

During the years ended March 31, 2019 and 2018, the Group had no impaired or pledged intangible assets.

Amortization expenses were $ 6,324,124 and $ 3,968,113 for the years ended March 31, 2019 and 2018, respectively.